Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Condensed Statements of Operations and Comprehensive Loss [Line Items]
Revenues
Income/(loss) for equity method investment in subsidiaries and VIEs
Selling expenses	(7,606,018)
General & Administrative Expenses	(1,258,732)
Other income, net	13
Share of loss of subsidiaries, consolidated VIE and VIE’s subsidiaries	(634,611)	(484,013)
Net loss	(9,499,348)	(484,013)
Other comprehensive (loss)/ income	(123,087)	39,797
Total comprehensive loss	$ (9,622,435)	$ (444,216)